SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2023
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

36. SUPPLEMENTAL CASH FLOW INFORMATION

a.   The non-cash investing activities for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021	2022	2023
Acquisition of property and equipment:
Credited to trade payables	5,723	4,662	3,905
Borrowing cost capitalization	52	79	124
Addition of right-of-uses assets:
Credited to leases liabilities (Note 13)	4,234	10,006	10,407
Acquisition of intangible assets:
Credited to trade payables	501	258	479

b.	The changes in liabilities arising from financing activities is as follows:

			Non-cash changes
			Foreign
	January 1,		exchange		Other	December 31,
	2022	Cash flows	movement	New leases	Changes	2022
Short-term bank loans	6,682	1,510	(1)	—	—	8,191
Two step loans	355	(144)	(2)	—	—	209
Bonds and notes payable	6,993	(2,200)	—	—	—	4,793
Long-term bank loans	36,056	(6,218)	55	—	(20)	29,873
Other borrowings	2,605	(1,294)	—	—	3	1,314
Lease liabilities	15,887	(7,024)	60	10,006	(455)	18,474
Total liabilities from financing activities	68,578	(15,370)	112	10,006	(472)	62,854

			Non-cash changes
			Foreign
	January 1,		exchange		Other	December 31,
	2023	Cash flows	movement	New leases	Changes	2023
Short-term bank loans	8,191	1,459	—	—	—	9,650
Two step loans	209	(128)	3	—	—	84
Bonds	4,793	550	—	—	—	5,343
Long-term bank loans	29,873	2,584	(213)	—	16	32,260
Other borrowings	1,314	(954)	—	—	2	362
Lease liabilities	18,474	(6,600)	(15)	10,407	(1,964)	20,302
Total liabilities from financing activities	62,854	(3,089)	(225)	10,407	(1,946)	68,001